UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22099

Gateway Trust

(Exact name of registrant as specified in charter)

399 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Coleen Downs Dinneen, Esq.

NGAM Distribution, L.P.

399 Boylston Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2810

Date of fiscal year end: December 31

Date of reporting period: March 31, 2015

ITEM 1. SCHEDULE OF INVESTMENTS

PORTFOLIO OF INVESTMENTS – as of March 31, 2015 (Unaudited)

Gateway Fund

Shares	Description	Value (†)
Common Stocks – 98.9% of Net Assets
	Aerospace & Defense – 2.3%
366,696	Boeing Co. (The)(b)	$55,033,736
520,523	Honeywell International, Inc.(b)	54,295,754
274,963	Raytheon Co.(b)	30,039,708
421,225	United Technologies Corp.(b)	49,367,570

		188,736,768

	Air Freight & Logistics – 0.7%
571,206	United Parcel Service, Inc., Class B(b)	55,372,710

	Airlines – 0.5%
576,791	American Airlines Group, Inc.(c)	30,443,029
204,317	United Continental Holdings, Inc.(c)(d)	13,740,318

		44,183,347

	Auto Components – 0.3%
179,442	Cooper Tire & Rubber Co.(b)	7,687,296
23,144	Remy International, Inc.	514,028
169,820	TRW Automotive Holdings Corp.(b)(d)	17,805,627

		26,006,951

	Automobiles – 0.5%
2,051,938	Ford Motor Co.(b)	33,118,279
22,657	Tesla Motors, Inc.(b)(d)	4,276,962

		37,395,241

	Banks – 5.4%
287,346	Associated Banc-Corp(b)	5,344,636
4,972,402	Bank of America Corp.(b)	76,525,267
1,473,883	Citigroup, Inc.(b)	75,934,452
86,171	FirstMerit Corp.	1,642,419
1,588,773	JPMorgan Chase & Co.(b)	96,247,868
110,540	Old National Bancorp	1,568,563
1,187,811	U.S. Bancorp(b)	51,871,706
2,304,469	Wells Fargo & Co.(b)	125,363,114

		434,498,025

	Beverages – 2.3%
1,918,004	Coca-Cola Co. (The)(b)	77,775,062
137,031	Monster Beverage Corp.(b)(d)	18,964,405
918,488	PepsiCo, Inc.(b)	87,825,823

		184,565,290

	Biotechnology – 3.5%
114,499	Alexion Pharmaceuticals, Inc.(c)(d)	19,842,677
393,369	Amgen, Inc.(b)	62,880,035
122,646	Biogen Idec, Inc.(b)(d)	51,786,047
452,822	Celgene Corp.(b)(d)	52,201,320
778,977	Gilead Sciences, Inc.(b)(d)	76,441,013
137,421	Vertex Pharmaceuticals, Inc.(c)(d)	16,211,555

		279,362,647

Shares	Description	Value (†)
Common Stocks – continued
	Capital Markets – 2.2%
90,315	Affiliated Managers Group, Inc.(c)(d)	$19,397,856
976,184	Charles Schwab Corp. (The)(b)	29,715,041
323,178	Eaton Vance Corp.(b)	13,457,132
220,390	Goldman Sachs Group, Inc. (The)(b)	41,426,708
348,228	Legg Mason, Inc.(b)	19,222,185
894,591	Morgan Stanley(b)	31,927,953
354,087	TD Ameritrade Holding Corp.(c)	13,193,282
135,291	Waddell & Reed Financial, Inc., Class A(b)	6,702,316

		175,042,473

	Chemicals – 2.3%
658,335	Dow Chemical Co. (The)(b)	31,586,913
584,976	E.I. du Pont de Nemours & Co.(b)	41,808,235
213,613	Eastman Chemical Co.(b)	14,794,836
317,625	LyondellBasell Industries NV, Class A(b)	27,887,475
332,136	Monsanto Co.(b)	37,378,586
296,071	Olin Corp.(b)	9,486,115
111,573	Potash Corp. of Saskatchewan, Inc.(b)	3,598,229
357,569	RPM International, Inc.(b)	17,159,736

		183,700,125

	Commercial Services & Supplies – 0.7%
163,755	ADT Corp. (The)(b)	6,799,108
10,140	R.R. Donnelley & Sons Co.	194,587
572,952	Tyco International PLC(c)	24,671,313
451,602	Waste Management, Inc.(b)	24,490,376

		56,155,384

	Communications Equipment – 1.7%
2,470,813	Cisco Systems, Inc.(b)	68,009,128
238,994	Motorola Solutions, Inc.(b)	15,933,730
810,535	QUALCOMM, Inc.(b)	56,202,497
1,662	Telefonaktiebolaget LM Ericsson, Sponsored ADR	20,858

		140,166,213

	Consumer Finance – 0.8%
551,264	American Express Co.(b)	43,064,743
413,525	Discover Financial Services(c)	23,302,134

		66,366,877

	Containers & Packaging – 0.5%
205,641	Avery Dennison Corp.(b)	10,880,465
401,958	MeadWestvaco Corp.(b)	20,045,646
116,207	Sonoco Products Co.(b)	5,282,770

		36,208,881

	Distributors – 0.3%
257,573	Genuine Parts Co.(b)	24,003,228

	Diversified Financial Services – 2.4%
1,043,489	Berkshire Hathaway, Inc., Class B(b)(d)	150,596,333
246,268	CME Group, Inc.(b)	23,324,042
129,451	FNFV Group(d)	1,825,259

Shares	Description	Value (†)
Common Stocks – continued
	Diversified Financial Services – continued
83,571	IntercontinentalExchange, Inc.(b)	$19,494,607

		195,240,241

	Diversified Telecommunication Services – 1.8%
1,640,310	AT&T, Inc.(b)	53,556,122
911,718	Frontier Communications Corp.(b)	6,427,612
1,766,540	Verizon Communications, Inc.(b)	85,906,840

		145,890,574

	Electric Utilities – 1.4%
568,271	American Electric Power Co., Inc.(b)	31,965,244
625,565	Duke Energy Corp.(b)	48,030,881
96,946	Hawaiian Electric Industries, Inc.	3,113,905
446,651	OGE Energy Corp.(b)	14,118,638
465,698	Pepco Holdings, Inc.(b)	12,494,677

		109,723,345

	Electrical Equipment – 0.7%
302,578	Eaton Corp. PLC(c)	20,557,150
395,116	Emerson Electric Co.(b)	22,371,468
94,173	Hubbell, Inc., Class B(b)	10,323,244

		53,251,862

	Electronic Equipment, Instruments & Components – 0.5%
888,449	Corning, Inc.(b)	20,150,023
271,907	TE Connectivity Ltd.(b)	19,473,980

		39,624,003

	Energy Equipment & Services – 1.7%
356,569	Baker Hughes, Inc.(b)	22,670,657
36,399	CARBO Ceramics, Inc.	1,110,534
122,633	Diamond Offshore Drilling, Inc.	3,285,338
729,765	Halliburton Co.(b)	32,022,088
301,301	Patterson-UTI Energy, Inc.(b)	5,656,926
838,144	Schlumberger Ltd.(b)	69,934,736
70,727	Seventy Seven Energy, Inc.(d)	293,517

		134,973,796

	Food & Staples Retailing – 2.4%
803,078	CVS Health Corp.(b)	82,885,680
806,303	Wal-Mart Stores, Inc.(b)	66,318,422
554,853	Walgreens Boots Alliance, Inc.(b)	46,984,952

		196,189,054

	Food Products – 1.2%
532,993	ConAgra Foods, Inc.(c)	19,470,234
391,000	Kraft Foods Group, Inc.(b)	34,061,965
1,259,935	Mondelez International, Inc., Class A(b)	45,471,054

		99,003,253

	Gas Utilities – 0.3%
81,319	AGL Resources, Inc.(b)	4,037,488
135,628	National Fuel Gas Co.(b)	8,182,437
44,602	ONE Gas, Inc.	1,928,145

Shares	Description	Value (†)
Common Stocks – continued
	Gas Utilities – continued
116,150	WGL Holdings, Inc.(b)	$6,550,860

		20,698,930

	Health Care Equipment & Supplies – 2.2%
953,531	Abbott Laboratories(b)	44,177,091
343,949	Baxter International, Inc.(b)	23,560,507
1,326,454	Boston Scientific Corp.(b)(d)	23,544,559
23,200	Intuitive Surgical, Inc.(b)(d)	11,716,696
1,000,954	Medtronic PLC(b)	78,064,402

		181,063,255

	Health Care Providers & Services – 2.7%
322,863	Aetna, Inc.(b)	34,394,595
166,500	Anthem, Inc.(b)	25,709,265
467,008	Express Scripts Holding Co.(b)(d)	40,522,284
163,629	HCA Holdings, Inc.(b)(d)	12,309,810
154,641	Patterson Cos., Inc.(c)	7,544,934
163,767	Quest Diagnostics, Inc.(b)	12,585,494
557,405	UnitedHealth Group, Inc.(b)	65,935,438
149,076	Universal Health Services, Inc., Class B(c)	17,547,736

		216,549,556

	Hotels, Restaurants & Leisure – 1.2%
254,458	International Game Technology(b)	4,430,114
82,531	Las Vegas Sands Corp.(b)	4,542,506
638,900	McDonald’s Corp.(b)	62,254,416
81,317	Melco Crown Entertainment Ltd., Sponsored ADR	1,745,063
509,272	MGM Resorts International(b)(d)	10,709,990
69,750	Restaurant Brands International, Inc.	2,679,098
777,699	Wendy’s Co. (The)(c)	8,476,919

		94,838,106

	Household Durables – 1.0%
499,849	Leggett & Platt, Inc.(b)	23,038,040
553,591	Newell Rubbermaid, Inc.(b)	21,628,800
406,116	Toll Brothers, Inc.(c)(d)	15,976,604
40,612	Tupperware Brands Corp.	2,803,040
78,777	Whirlpool Corp.(b)	15,917,681

		79,364,165

	Household Products – 2.0%
536,232	Colgate-Palmolive Co.(b)	37,182,327
218,760	Kimberly-Clark Corp.(b)	23,431,384
1,190,799	Procter & Gamble Co. (The)(b)	97,574,070

		158,187,781

	Industrial Conglomerates – 2.1%
450,619	3M Co.(b)	74,329,604
3,925,408	General Electric Co.(b)	97,389,373

		171,718,977

	Insurance – 3.0%
247,214	Aflac, Inc.(b)	15,824,168
463,021	Allstate Corp. (The)(b)	32,953,205

Shares	Description	Value (†)
Common Stocks – continued
	Insurance – continued
711,321	American International Group, Inc.(b)	$38,973,278
251,380	Aon PLC(b)	24,162,646
226,174	Arthur J. Gallagher & Co.(b)	10,573,634
269,383	FNF Group(b)	9,902,519
360,066	Lincoln National Corp.(b)	20,689,392
660,202	Marsh & McLennan Cos., Inc.(b)	37,030,730
372,374	Principal Financial Group, Inc.(b)	19,128,852
230,307	Travelers Cos., Inc. (The)(b)	24,903,096
264,626	XL Group PLC(b)	9,738,237

		243,879,757

	Internet & Catalog Retail – 1.3%
193,753	Amazon.com, Inc.(b)(d)	72,095,491
21,643	Lands’ End, Inc.(d)	776,551
30,519	Priceline Group, Inc. (The)(b)(d)	35,528,694

		108,400,736

	Internet Software & Services – 4.1%
197,190	Akamai Technologies, Inc.(b)(d)	14,009,364
26,060	Baidu, Inc., Sponsored ADR(c)(d)	5,430,904
591,934	eBay, Inc.(b)(d)	34,142,753
993,541	Facebook, Inc., Class A(b)(d)	81,683,973
157,770	Google, Inc., Class A(b)(d)	87,515,019
114,373	Google, Inc., Class C(b)(d)	62,676,404
23,440	LinkedIn Corp., Class A(b)(d)	5,856,718
236,066	VeriSign, Inc.(b)(d)	15,809,340
541,781	Yahoo!, Inc.(b)(d)	24,074,039

		331,198,514

	IT Services – 3.4%
515,662	Automatic Data Processing, Inc.(b)	44,161,294
222,366	Broadridge Financial Solutions, Inc.(b)	12,232,354
448,442	Cognizant Technology Solutions Corp., Class A(b)(d)	27,978,296
351,538	Fidelity National Information Services, Inc.(b)	23,925,676
382,142	International Business Machines Corp.(b)	61,333,791
479,903	Paychex, Inc.(b)	23,810,387
1,052,088	Visa, Inc., Class A(b)	68,817,076
570,921	Western Union Co. (The)(b)	11,880,866

		274,139,740

	Leisure Products – 0.1%
387,306	Mattel, Inc.(b)	8,849,942

	Life Sciences Tools & Services – 0.1%
33,387	Illumina, Inc.(c)(d)	6,197,963

	Machinery – 2.0%
365,662	Caterpillar, Inc.(b)	29,263,930
176,963	Cummins, Inc.(b)	24,534,150
210,570	Deere & Co.(b)	18,464,883
179,724	Parker Hannifin Corp.(b)	21,347,617
212,192	Pentair PLC(b)	13,344,755
147,037	Snap-on, Inc.(b)	21,623,261
97,611	SPX Corp.(b)	8,287,174

Shares	Description	Value (†)
Common Stocks – continued
	Machinery – continued
224,808	Stanley Black & Decker, Inc.(b)	$21,437,691
121,002	Timken Co. (The)(b)	5,099,024

		163,402,485

	Media – 3.6%
1,415,214	Comcast Corp., Class A(b)	79,917,135
102,277	Liberty Global PLC, Class A(b)(d)	5,264,197
76,955	Liberty Global PLC, Series C(b)(d)	3,833,128
287,542	News Corp., Class B(b)(d)	4,563,291
321,456	Omnicom Group, Inc.(b)	25,067,139
2,945,723	Sirius XM Holdings, Inc.(b)(d)	11,252,662
191,119	Time Warner Cable, Inc.(b)	28,644,916
523,205	Time Warner, Inc.(b)	44,179,430
105,905	Time, Inc.	2,376,508
826,594	Walt Disney Co. (The)(b)	86,701,445

		291,799,851

	Metals & Mining – 0.6%
656,224	Freeport-McMoRan, Inc.(b)	12,435,445
393,609	Nucor Corp.(b)	18,708,236
159,367	Southern Copper Corp.(b)	4,650,329
479,473	Steel Dynamics, Inc.(b)	9,637,407
59,633	TimkenSteel Corp.	1,578,486
86,151	Worthington Industries, Inc.	2,292,478

		49,302,381

	Multi-Utilities – 1.4%
574,960	Ameren Corp.(c)	24,263,312
902,825	CenterPoint Energy, Inc.(b)	18,426,658
491,437	Consolidated Edison, Inc.(c)	29,977,657
129,514	Integrys Energy Group, Inc.(b)	9,327,598
792,740	Public Service Enterprise Group, Inc.(b)	33,231,661

		115,226,886

	Multiline Retail – 0.9%
311,717	Macy’s, Inc.(b)	20,233,551
279,529	Nordstrom, Inc.(c)	22,451,769
58,617	Sears Holdings Corp.(d)	2,425,571
342,103	Target Corp.(b)	28,076,393

		73,187,284

	Oil, Gas & Consumable Fuels – 6.3%
338,519	California Resources Corp.	2,576,129
226,379	Cheniere Energy, Inc.(b)(d)	17,521,735
977,698	Chevron Corp.(b)	102,638,736
201,868	Concho Resources, Inc.(b)(d)	23,400,538
876,884	ConocoPhillips(b)	54,594,798
403,701	CONSOL Energy, Inc.(c)	11,259,221
450,983	Continental Resources, Inc.(c)(d)	19,694,428
1,969,772	Exxon Mobil Corp.(b)	167,430,620
196,423	Gulfport Energy Corp.(b)(d)	9,017,780
520,344	Occidental Petroleum Corp.(b)	37,985,112
235,611	ONEOK, Inc.(b)	11,365,875
506,219	Phillips 66(b)	39,788,813

Shares	Description	Value (†)
Common Stocks – continued
	Oil, Gas & Consumable Fuels – continued
572,526	Southwestern Energy Co.(b)(d)	$13,276,878
77,841	Statoil ASA, Sponsored ADR	1,369,223

		511,919,886

	Personal Products – 0.0%
18,269	Herbalife Ltd.(d)	781,182

	Pharmaceuticals – 6.2%
826,662	AbbVie, Inc.(b)	48,392,793
216,439	Actavis PLC(c)(d)	64,416,575
877,680	Bristol-Myers Squibb Co.(b)	56,610,360
420,932	Eli Lilly & Co.(b)	30,580,710
1,218,560	Johnson & Johnson(b)	122,587,136
1,355,489	Merck & Co., Inc.(b)	77,913,508
2,896,610	Pfizer, Inc.(b)	100,773,062

		501,274,144

	Professional Services – 0.1%
78,180	Dun & Bradstreet Corp. (The)(b)	10,035,185

	REITs - Diversified – 0.5%
1,275,033	Duke Realty Corp.(b)	27,757,469
436,169	Liberty Property Trust(b)	15,571,233

		43,328,702

	REITs - Health Care – 0.7%
189,512	Healthcare Realty Trust, Inc.(c)	5,264,643
725,315	Senior Housing Properties Trust(b)	16,094,740
502,286	Ventas, Inc.(b)	36,676,924

		58,036,307

	REITs - Mortgage – 0.4%
637,928	American Capital Agency Corp.(b)	13,607,004
1,071,072	Annaly Capital Management, Inc.(b)	11,139,149
296,730	Hatteras Financial Corp.(b)	5,388,617

		30,134,770

	REITs - Office Property – 0.1%
383,149	Mack-Cali Realty Corp.(b)	7,387,113

	Road & Rail – 0.8%
139,086	Avis Budget Group, Inc.(b)(d)	8,208,160
60,437	Canadian Pacific Railway Ltd.(c)	11,041,840
1,241,580	CSX Corp.(b)	41,121,129
301,570	Hertz Global Holdings, Inc.(c)(d)	6,538,038

		66,909,167

	Semiconductors & Semiconductor Equipment – 2.7%
550,339	Advanced Micro Devices, Inc.(d)	1,474,909
293,513	Altera Corp.(b)	12,594,643
186,428	Analog Devices, Inc.(b)	11,744,964
967,327	Applied Materials, Inc.(b)	21,822,897
2,206,503	Intel Corp.(b)	68,997,349
308,428	Linear Technology Corp.(b)	14,434,430
177,644	Microchip Technology, Inc.(b)	8,686,792

Shares	Description	Value (†)
Common Stocks – continued
	Semiconductors & Semiconductor Equipment – continued
524,319	Micron Technology, Inc.(b)(d)	$14,224,774
421,440	NVIDIA Corp.(b)	8,818,632
174,421	Skyworks Solutions, Inc.(c)	17,143,840
472,479	Texas Instruments, Inc.(b)	27,018,712
238,695	Xilinx, Inc.(b)	10,096,798

		217,058,740

	Software – 3.5%
214,155	Activision Blizzard, Inc.(b)	4,866,673
375,834	Adobe Systems, Inc.(b)(d)	27,789,166
265,524	Autodesk, Inc.(b)(d)	15,570,327
3,722,230	Microsoft Corp.(b)	151,327,261
174,900	Nuance Communications, Inc.(d)	2,509,815
1,517,133	Oracle Corp.(b)	65,464,289
532,001	Symantec Corp.	12,430,203

		279,957,734

	Specialty Retail – 2.8%
13,762	Abercrombie & Fitch Co., Class A	303,314
54,390	American Eagle Outfitters, Inc.	928,981
216,658	Foot Locker, Inc.(b)	13,649,454
213,861	Gap, Inc. (The)(b)	9,266,597
727,291	Home Depot, Inc. (The)(b)	82,627,531
201,858	L Brands, Inc.(b)	19,033,191
744,581	Lowe’s Cos., Inc.(b)	55,389,381
162,648	Tiffany & Co.(b)	14,314,650
377,457	TJX Cos., Inc. (The)(b)	26,440,863

		221,953,962

	Technology Hardware, Storage & Peripherals – 4.8%
2,616,002	Apple, Inc.(b)	325,509,129
984,667	EMC Corp.(b)	25,168,088
863,359	Hewlett-Packard Co.(b)	26,902,266
207,654	Seagate Technology PLC(b)	10,804,238

		388,383,721

	Textiles, Apparel & Luxury Goods – 0.2%
231,779	Michael Kors Holdings Ltd.(b)(d)	15,239,469

	Thrifts & Mortgage Finance – 0.1%
571,058	New York Community Bancorp, Inc.(b)	9,553,800

	Tobacco – 1.3%
954,532	Altria Group, Inc.(b)	47,745,691
524,785	Philip Morris International, Inc.(b)	39,532,054
249,023	Reynolds American, Inc.(b)	17,160,175
132,179	Vector Group Ltd.	2,903,972

		107,341,892

	Trading Companies & Distributors – 0.1%
107,177	GATX Corp.(b)	6,214,122

	Wireless Telecommunication Services – 0.2%
134,900	SBA Communications Corp., Class A(b)(d)	15,796,790

	Description	Value (†)
Common Stocks – continued
	Total Common Stocks (Identified Cost $4,989,693,063)	$7,984,973,283

Contracts
Purchased Options – 0.4%
	Index Options – 0.4%
8,035	On S&P 500® Index, Put expiring April 17, 2015 at 1800(e)	261,138
3,291	On S&P 500® Index, Put expiring April 17, 2015 at 1900(e)	403,147
6,162	On S&P 500® Index, Put expiring May 15, 2015 at 1850(e)	3,111,810
6,522	On S&P 500® Index, Put expiring May 15, 2015 at 1925(e)	6,945,930
8,036	On S&P 500® Index, Put expiring June 19, 2015 at 1850(e)	11,451,300
6,164	On S&P 500® Index, Put expiring June 19, 2015 at 1900(e)	12,235,540

	Total Purchased Options (Identified Cost $53,369,185)	34,408,865

Principal Amount
Short-Term Investments – 2.0%
$162,119,132	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2015 at 0.010% to be repurchased at $162,119,177 on 4/01/2015 collateralized by $148,685,000 U.S. Treasury Note, 2.250% due 3/31/2021 valued at $154,074,831; $10,790,000 U.S. Treasury Note, 2.250% due 4/30/2021 valued at $11,289,038 including accrued interest(f) (Identified Cost $162,119,132)	162,119,132

	Total Investments – 101.3% (Identified Cost $5,205,181,380)(a)	8,181,501,280
	Other assets less liabilities – (1.3)%	(106,759,012)

	Net Assets – 100.0%	$8,074,742,268

Contracts
Written Options – (1.3%)
	Index Options – (1.3%)
4,389	On S&P 500® Index, Call expiring April 02, 2015 at 2050(e)	$(9,524,130)
3,587	On S&P 500® Index, Call expiring April 10, 2015 at 2050(e)	(11,119,700)
4,167	On S&P 500® Index, Call expiring April 17, 2015 at 2000(e)	(31,169,160)
4,366	On S&P 500® Index, Call expiring April 17, 2015 at 2075(e)	(8,622,850)
4,367	On S&P 500® Index, Call expiring April 17, 2015 at 2090(e)	(5,393,245)
4,214	On S&P 500® Index, Call expiring April 17, 2015 at 2100(e)	(3,518,690)
4,024	On S&P 500® Index, Call expiring May 15, 2015 at 2075(e)	(13,802,320)
9,096	On S&P 500® Index, Call expiring May 15, 2015 at 2100(e)	(19,283,520)

	Total Written Options (Premiums Received $163,392,722)	$(102,433,615)

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Exchange-traded index options are valued at the average of the closing bid and ask quotations as of the close of trading on the Chicago Board Options Exchange (“CBOE”).

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. Option contracts for which the average of the closing bid and ask quotations are not considered to reflect option contract values as of the close of the New York Stock Exchange (“NYSE”) are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. On the last business day of the month, the Fund will fair value index options using the closing rotation values, published by the CBOE. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the NYSE. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

As of March 31, 2015, purchased options were fair valued at $34,408,865 and written options were fair valued at $(102,433,615) using the closing rotation values, published by the CBOE.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At March 31, 2015, the net unrealized appreciation on investments based on a cost of $5,205,181,380 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$3,081,692,198
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(105,372,298)

Net unrealized appreciation	$2,976,319,900

At December 31, 2014, the Fund had a short-term capital loss carryforward of $1,972,932,217 of which $1,005,056,628 expires on December 31, 2017, $393,591,402 expires on December 31, 2018 and $574,284,187 with no expiration date. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

Capital losses may be utilized to offset future capital gains until expiration. The Regulated Investment Company Modernization Act of 2010 (the “Act”) allows capital loss carryforwards to be carried forward indefinitely. Rules in effect previously limited the carryforward period to eight years. Capital loss carryforwards generated in taxable years beginning after the effective date of the Act must be fully used before capital loss carryforwards generated in years prior to the effective date of the Act; therefore, under certain circumstances, capital loss carryforwards available as of the report date may expire unused.

(b)	All of this security has been pledged as collateral for outstanding call options.
(c)	A portion of this security has been pledged as collateral for outstanding call options.
(d)	Non-income producing security.

(e)	The Fund’s investment strategy makes use of exchange-traded options. Exchange-traded options are standardized contracts and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced. The Fund writes (sells) index call options and purchases index put options. When the Fund writes an index call option, an amount equal to the net premium received (the premium less commission) is recorded as a liability and is subsequently adjusted to the current value until the option expires or the Fund enters into a closing purchase transaction. When an index call option expires or the Fund enters into a closing purchase transaction, the difference between the net premium received and any amount paid at expiration or on effecting a closing purchase transaction, including commission, is treated as a realized gain or, if the net premium received is less than the amount paid, as a realized loss. The Fund, as writer of an index call option, bears the risk of an unfavorable change in the market value of the index underlying the written option. When the Fund purchases an index put option, it pays a premium and the index put option is subsequently marked-to-market to reflect current value until the option expires or the Fund enters into a closing sale transaction. Premiums paid for purchasing index put options which expire are treated as realized losses. When the Fund enters into a closing sale transaction, the difference between the premium paid and the proceeds of the closing sale transaction is treated as a realized gain or loss. The risk associated with purchasing index put options is limited to the premium paid.
(f)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of March 31, 2015, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
REITs	Real Estate Investment Trusts

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2015, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$7,984,973,283	$—	$—	$7,984,973,283
Purchased Options*	—	34,408,865	—	34,408,865
Short-Term Investments	—	162,119,132	—	162,119,132

Total	$7,984,973,283	$196,527,997	$—	$8,181,501,280

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Written Options*	$—	$(102,433,615)	$—	$(102,433,615)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended March 31, 2015, there were no transfers among Levels 1, 2 and 3.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Fund used during the period include written index call options and purchased index put options.

The Fund seeks to capture the majority of the returns associated with equity market investments, while exposing investors to less risk than other equity investments. To meet this investment goal, the Fund invests in a broadly diversified portfolio of common stocks, while also writing index call options and purchasing index put options. Writing index call options can reduce the Fund’s volatility, provide a steady cash flow and be an important source of the Fund’s return, although it also may reduce the Fund’s ability to profit from increases in the value of its equity portfolio. The Fund also buys index put options, which can protect the Fund from a significant market decline that may occur over a short period of time. The value of an index put option generally increases as the prices of stocks constituting the index decrease and decreases as those stocks increase in price. The combination of the diversified stock portfolio, the steady cash flow from writing of index call options and the downside protection from purchased index put options is intended to provide the Fund with the majority of the returns associated with equity market investments while exposing investors to less risk than other equity investments. During the period ended March 31, 2015, written index call options and purchased index put options were used in accordance with this objective.

The following is a summary of derivative instruments for the Fund as of March 31, 2015:

Assets	Investments at value[1]
Exchange-traded/cleared asset derivatives Equity contracts	$34,408,865

Liabilities	Options written at value
Exchange-traded/cleared liability derivatives Equity contracts	$(102,433,615)

[1]	Represents purchased options, at value.

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Industry Summary at March 31, 2015 (Unaudited)

Oil, Gas & Consumable Fuels	6.3%
Pharmaceuticals	6.2
Banks	5.4
Technology Hardware, Storage & Peripherals	4.8
Internet Software & Services	4.1
Media	3.6
Software	3.5
Biotechnology	3.5
IT Services	3.4
Insurance	3.0
Specialty Retail	2.8
Semiconductors & Semiconductor Equipment	2.7
Health Care Providers & Services	2.7
Food & Staples Retailing	2.4
Diversified Financial Services	2.4
Aerospace & Defense	2.3
Beverages	2.3
Chemicals	2.3
Health Care Equipment & Supplies	2.2
Capital Markets	2.2
Industrial Conglomerates	2.1
Machinery	2.0
Household Products	2.0
Other Investments, less than 2% each	25.1
Short-Term Investments	2.0

Total Investments	101.3
Other assets less liabilities (including open written options)	(1.3)

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of March 31, 2015 (Unaudited)

Gateway Equity Call Premium Fund

Shares	Description	Value (†)
Common Stocks – 100.1% of Net Assets
	Aerospace & Defense – 3.1%
507	B/E Aerospace, Inc.(b)	$32,255
1,225	Boeing Co. (The)(b)	183,848
833	General Dynamics Corp.(c)	113,063
1,614	Honeywell International, Inc.(c)	168,356
560	KLX, Inc.(b)(d)	21,582
558	Lockheed Martin Corp.(c)	113,252
268	Precision Castparts Corp.(c)	56,280
1,557	United Technologies Corp.(c)	182,481

		871,117

	Air Freight & Logistics – 1.0%
662	FedEx Corp.(c)	109,528
1,665	United Parcel Service, Inc., Class B(c)	161,405

		270,933

	Auto Components – 0.7%
1,664	Johnson Controls, Inc.(c)	83,932
745	Lear Corp.(c)	82,561
283	TRW Automotive Holdings Corp.(c)(d)	29,673

		196,166

	Automobiles – 0.4%
2,618	General Motors Co.(c)	98,175

	Banks – 6.0%
1,117	Banco Santander S.A., Sponsored ADR	8,322
17,976	Bank of America Corp.(c)	276,651
5,208	Citigroup, Inc.(c)	268,316
1,717	Comerica, Inc.(c)	77,488
4,266	Fifth Third Bancorp(c)	80,414
697	First Republic Bank(c)	39,792
9,729	Huntington Bancshares, Inc.(c)	107,505
5,767	JPMorgan Chase & Co.(c)	349,365
2,145	SunTrust Banks, Inc.(c)	88,138
6,797	Wells Fargo & Co.(c)	369,757

		1,665,748

	Beverages – 1.9%
6,497	Coca-Cola Co. (The)(c)	263,453
2,759	PepsiCo, Inc.(c)	263,816

		527,269

	Biotechnology – 3.3%
419	Alexion Pharmaceuticals, Inc.(b)(d)	72,613
1,337	Amgen, Inc.(b)	213,719
417	Biogen Idec, Inc.(c)(d)	176,074
1,614	Celgene Corp.(c)(d)	186,062
2,614	Gilead Sciences, Inc.(c)(d)	256,512

		904,980

Shares	Description	Value (†)
Common Stocks – continued
	Building Products – 0.2%
1,237	Fortune Brands Home & Security, Inc.(c)	$58,733

	Capital Markets – 2.4%
819	Ameriprise Financial, Inc.(c)	107,158
2,638	Bank of New York Mellon Corp. (The)(c)	106,153
250	BlackRock, Inc.(c)	91,460
794	Goldman Sachs Group, Inc. (The)(c)	149,248
3,160	Morgan Stanley(c)	112,780
651	Raymond James Financial, Inc.(c)	36,964
472	SEI Investments Co.(c)	20,811
768	TD Ameritrade Holding Corp.(c)	28,616

		653,190

	Chemicals – 2.3%
129	Agrium, Inc.(c)	13,451
534	Air Products & Chemicals, Inc.(c)	80,784
708	Albemarle Corp.(b)	37,398
343	Ashland, Inc.(c)	43,667
534	Celanese Corp., Series A(c)	29,829
1,927	Huntsman Corp.(c)	42,722
628	International Flavors & Fragrances, Inc.(c)	73,727
986	Monsanto Co.(b)	110,964
516	PPG Industries, Inc.(c)	116,379
845	Praxair, Inc.(c)	102,025

		650,946

	Commercial Services & Supplies – 0.3%
1,745	Waste Management, Inc.(c)	94,631

	Communications Equipment – 1.6%
8,675	Cisco Systems, Inc.(c)	238,780
2,842	QUALCOMM, Inc.(c)	197,064

		435,844

	Construction & Engineering – 0.1%
657	Chicago Bridge & Iron Co.(c)	32,364

	Consumer Finance – 1.1%
672	Ally Financial, Inc.(d)	14,098
1,707	American Express Co.(c)	133,351
941	Capital One Financial Corp.(c)	74,170
1,255	Discover Financial Services(c)	70,719
608	Synchrony Financial(c)(d)	18,453

		310,791

	Containers & Packaging – 0.3%
853	Crown Holdings, Inc.(c)(d)	46,079
468	Packaging Corp. of America(c)	36,593

		82,672

	Diversified Financial Services – 1.4%
2,776	Berkshire Hathaway, Inc., Class B(c)(d)	400,632

	Diversified Telecommunication Services – 2.3%
7,442	AT&T, Inc.(c)	242,981

Shares	Description	Value (†)
Common Stocks – continued
	Diversified Telecommunication Services – continued
1,978	CenturyLink, Inc.(b)	$68,340
6,588	Verizon Communications, Inc.(c)	320,375

		631,696

	Electric Utilities – 1.4%
2,773	American Electric Power Co., Inc.(b)	155,981
1,158	OGE Energy Corp.(c)	36,604
3,354	PPL Corp.(c)	112,896
1,917	Southern Co. (The)(c)	84,885

		390,366

	Electrical Equipment – 0.7%
2,352	Emerson Electric Co.(c)	133,170
1,143	Sensata Technologies Holding NV(c)(d)	65,666

		198,836

	Electronic Equipment, Instruments & Components – 0.2%
783	Avnet, Inc.(c)	34,844
2,171	Flextronics International Ltd.(c)(d)	27,517

		62,361

	Energy Equipment & Services – 1.3%
1,371	National Oilwell Varco, Inc.(b)	68,536
813	Oceaneering International, Inc.(c)	43,845
2,602	Schlumberger Ltd.(c)	217,111
2,309	Seadrill Ltd.(c)	21,589

		351,081

	Food & Staples Retailing – 2.6%
857	Costco Wholesale Corp.(c)	129,831
2,148	CVS Health Corp.(c)	221,695
2,089	Sysco Corp.(b)	78,818
2,123	Wal-Mart Stores, Inc.(c)	174,617
1,512	Walgreens Boots Alliance, Inc.(c)	128,036

		732,997

	Food Products – 1.8%
521	Bunge Ltd.(c)	42,910
1,896	General Mills, Inc.(c)	107,314
1,352	Kellogg Co.(b)	89,164
1,529	Kraft Foods Group, Inc.(c)	133,199
3,560	Mondelez International, Inc., Class A(c)	128,480

		501,067

	Gas Utilities – 0.3%
2,961	UGI Corp.(c)	96,499

	Health Care Equipment & Supplies – 2.0%
3,119	Abbott Laboratories(c)	144,503
415	Halyard Health, Inc.(c)(d)	20,418
3,184	Medtronic PLC(c)	248,320
521	ResMed, Inc.(c)	37,397
974	Zimmer Holdings, Inc.(c)	114,465

		565,103

Shares	Description	Value (†)
Common Stocks – continued
	Health Care Providers & Services – 2.8%
1,171	Anthem, Inc.(c)	$180,814
1,658	Express Scripts Holding Co.(c)(d)	143,865
609	McKesson Corp.(c)	137,756
825	Omnicare, Inc.(c)	63,574
2,230	UnitedHealth Group, Inc.(c)	263,787

		789,796

	Hotels, Restaurants & Leisure – 1.6%
808	Las Vegas Sands Corp.(c)	44,472
1,753	McDonald’s Corp.(c)	170,812
1,485	Starbucks Corp.(c)	140,630
1,158	Yum! Brands, Inc.(c)	91,158

		447,072

	Household Durables – 0.5%
825	Jarden Corp.(c)(d)	43,642
1,899	Leggett & Platt, Inc.(c)	87,525

		131,167

	Household Products – 2.0%
717	Church & Dwight Co., Inc.(c)	61,246
909	Clorox Co. (The)(c)	100,345
859	Kimberly-Clark Corp.(c)	92,007
3,751	Procter & Gamble Co. (The)(c)	307,357

		560,955

	Industrial Conglomerates – 2.3%
1,477	3M Co.(c)	243,631
15,425	General Electric Co.(c)	382,694

		626,325

	Insurance – 2.0%
1,482	Arch Capital Group Ltd.(c)(d)	91,291
1,533	Chubb Corp. (The)(c)	154,986
1,299	Cincinnati Financial Corp.(c)	69,211
2,053	Lincoln National Corp.(c)	117,966
1,501	Prudential Financial, Inc.(b)	120,545

		553,999

	Internet & Catalog Retail – 1.5%
638	Amazon.com, Inc.(b)(d)	237,400
687	Liberty Interactive Corp., Class A(c)(d)	20,054
789	Liberty Ventures, Series A(c)(d)	33,146
109	Priceline Group, Inc. (The)(c)(d)	126,892

		417,492

	Internet Software & Services – 3.3%
239	Alibaba Group Holding Ltd., Sponsored ADR(c)(d)	19,894
3,546	Facebook, Inc., Class A(c)(d)	291,535
629	Google, Inc., Class A(c)(d)	348,906
304	Google, Inc., Class C(c)(d)	166,592
1,918	Yahoo!, Inc.(b)(d)	85,226

		912,153

Shares	Description	Value (†)
Common Stocks – continued
	IT Services – 3.1%
1,259	Accenture PLC, Class A(c)	$117,956
1,478	International Business Machines Corp.(c)	237,219
2,000	MasterCard, Inc., Class A(b)	172,780
1,943	Paychex, Inc.(c)	96,402
3,532	Visa, Inc., Class A(c)	231,028

		855,385

	Leisure Products – 0.2%
300	Polaris Industries, Inc.(c)	42,330

	Life Sciences Tools & Services – 0.5%
124	Illumina, Inc.(b)(d)	23,019
820	Thermo Fisher Scientific, Inc.(c)	110,159

		133,178

	Machinery – 1.5%
1,559	Caterpillar, Inc.(c)	124,767
835	Colfax Corp.(c)(d)	39,854
620	Cummins, Inc.(c)	85,957
1,550	Ingersoll-Rand PLC(c)	105,524
717	Trinity Industries, Inc.(c)	25,461
381	WABCO Holdings, Inc.(c)(d)	46,817

		428,380

	Media – 3.9%
1,411	CBS Corp., Class B(c)	85,549
4,348	Comcast Corp., Class A(c)	245,532
860	DIRECTV(c)(d)	73,186
616	Time Warner Cable, Inc.(c)	92,326
1,494	Time Warner, Inc.(c)	126,153
3,672	Twenty-First Century Fox, Inc., Class A(b)	124,260
1,152	Viacom, Inc., Class B(c)	78,682
2,533	Walt Disney Co. (The)(c)	265,686

		1,091,374

	Metals & Mining – 0.2%
2,306	Freeport-McMoRan, Inc.(c)	43,699

	Multi-Utilities – 1.2%
2,085	Alliant Energy Corp.(c)	131,355
1,826	PG&E Corp.(c)	96,906
2,726	Public Service Enterprise Group, Inc.(c)	114,274

		342,535

	Multiline Retail – 0.9%
1,473	Nordstrom, Inc.(c)	118,311
1,534	Target Corp.(c)	125,896

		244,207

	Oil, Gas & Consumable Fuels – 6.5%
1,247	Apache Corp.(c)	75,232
2,216	California Resources Corp.(c)	16,864
948	Canadian Natural Resources Ltd.(c)	29,113
3,117	Chevron Corp.(b)	327,223

Shares	Description	Value (†)
Common Stocks – continued
	Oil, Gas & Consumable Fuels – continued
397	Concho Resources, Inc.(c)(d)	$46,020
868	Continental Resources, Inc.(c)(d)	37,906
1,337	Devon Energy Corp.(c)	80,635
2,603	Encana Corp.(c)	29,023
6,769	Exxon Mobil Corp.(c)	575,365
932	HollyFrontier Corp.(c)	37,532
2,318	Marathon Oil Corp.(b)	60,523
1,138	Noble Energy, Inc.(c)	55,648
1,610	Occidental Petroleum Corp.(c)	117,530
1,504	Phillips 66(c)	118,214
475	Pioneer Natural Resources Co.(c)	77,667
2,684	Spectra Energy Corp.(c)	97,080
638	Whiting Petroleum Corp.(c)(d)	19,714

		1,801,289

	Paper & Forest Products – 0.3%
1,269	International Paper Co.(c)	70,417

	Pharmaceuticals – 6.3%
2,931	AbbVie, Inc.(c)	171,581
768	Actavis PLC(c)(d)	228,572
2,754	Bristol-Myers Squibb Co.(b)	177,633
1,739	Eli Lilly & Co.(c)	126,338
4,232	Johnson & Johnson(c)	425,739
4,605	Merck & Co., Inc.(c)	264,695
9,978	Pfizer, Inc.(c)	347,135

		1,741,693

	Professional Services – 0.2%
506	Manpowergroup, Inc.(c)	43,592

	REITs - Apartments – 0.6%
385	Essex Property Trust, Inc.(c)	88,511
2,385	UDR, Inc.(c)	81,162

		169,673

	REITs - Diversified – 1.0%
1,248	American Tower Corp.(c)	117,499
985	Crown Castle International Corp.(c)	81,302
3,886	Duke Realty Corp.(c)	84,598

		283,399

	REITs - Mortgage – 0.2%
1,400	American Capital Agency Corp.(b)	29,862
1,834	Annaly Capital Management, Inc.(c)	19,074

		48,936

	REITs - Office Property – 0.3%
618	SL Green Realty Corp.(c)	79,339

	REITs - Shopping Centers – 0.3%
5,118	DDR Corp.(c)	95,297

Shares	Description	Value (†)
Common Stocks – continued
	REITs - Single Tenant – 0.2%
999	Realty Income Corp.(c)	$51,548

	REITs - Storage – 0.2%
926	Extra Space Storage, Inc.(c)	62,570

	Road & Rail – 1.3%
2,879	CSX Corp.(c)	95,352
332	J.B. Hunt Transport Services, Inc.(c)	28,351
717	Norfolk Southern Corp.(c)	73,794
1,634	Union Pacific Corp.(b)	176,979

		374,476

	Semiconductors & Semiconductor Equipment – 2.5%
4,724	Applied Materials, Inc.(b)	106,573
8,117	Intel Corp.(c)	253,819
1,196	Maxim Integrated Products, Inc.(c)	41,633
2,236	Micron Technology, Inc.(c)(d)	60,663
491	NXP Semiconductors NV(b)(d)	49,277
2,948	Texas Instruments, Inc.(c)	168,581

		680,546

	Software – 3.6%
1,102	Adobe Systems, Inc.(c)(d)	81,482
518	Check Point Software Technologies Ltd.(c)(d)	42,460
12,761	Microsoft Corp.(c)	518,798
5,151	Oracle Corp.(c)	222,266
1,376	Salesforce.com, Inc.(c)(d)	91,931
333	ServiceNow, Inc.(c)(d)	26,234
357	Workday, Inc., Class A(c)(d)	30,134

		1,013,305

	Specialty Retail – 2.7%
264	Advance Auto Parts, Inc.(c)	39,518
919	Foot Locker, Inc.(c)	57,897
2,520	Home Depot, Inc. (The)(c)	286,297
2,476	Lowe’s Cos., Inc.(c)	184,190
278	Signet Jewelers Ltd.(c)	38,584
1,745	TJX Cos., Inc. (The)(b)	122,237
338	Williams-Sonoma, Inc.(c)	26,942

		755,665

	Technology Hardware, Storage & Peripherals – 5.0%
9,100	Apple, Inc.(c)	1,132,313
4,101	EMC Corp.(c)	104,821
3,526	Hewlett-Packard Co.(c)	109,870
1,035	NCR Corp.(b)(d)	30,543

		1,377,547

	Textiles, Apparel & Luxury Goods – 0.8%
1,552	Hanesbrands, Inc.(c)	52,007
1,623	NIKE, Inc., Class B(c)	162,836

		214,843

Shares	Description	Value (†)
Common Stocks – continued
	Thrifts & Mortgage Finance – 0.1%
2,325	New York Community Bancorp, Inc.(c)	$38,897

	Tobacco – 1.5%
4,287	Altria Group, Inc.(b)	214,436
2,564	Philip Morris International, Inc.(b)	193,146

		407,582

	Water Utilities – 0.3%
1,372	American Water Works Co., Inc.(c)	74,376

	Total Common Stocks (Identified Cost $27,271,832)	27,789,234

Principal Amount
Short-Term Investments – 1.1%
$318,488	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2015 at 0.010% to be repurchased at $318,488 on 4/01/2015 collateralized by $295,000 U.S. Treasury Note, 3.625% due 2/15/2021 valued at $330,400 including accrued interest(e) (Identified Cost $318,488)	318,488

	Total Investments – 101.2% (Identified Cost $27,590,320)(a)	28,107,722
	Other assets less liabilities – (1.2)%	(340,222)

	Net Assets – 100.0%	$27,767,500

Contracts
Written Options – (1.2%)
	Index Options – (1.2%)
15	On S&P 500® Index, Call expiring April 02, 2015 at 2050(f)	$(32,550)
13	On S&P 500® Index, Call expiring April 10, 2015 at 2050(f)	(40,300)
11	On S&P 500® Index, Call expiring April 17, 2015 at 2000(f)	(82,280)
14	On S&P 500® Index, Call expiring April 17, 2015 at 2075(f)	(27,650)
15	On S&P 500® Index, Call expiring April 17, 2015 at 2090(f)	(18,525)
14	On S&P 500® Index, Call expiring April 17, 2015 at 2100(f)	(11,690)
14	On S&P 500® Index, Call expiring May 15, 2015 at 2075(f)	(48,020)
37	On S&P 500® Index, Call expiring May 15, 2015 at 2100(f)	(78,440)

	Total Written Options (Premiums Received $563,125)	$(339,455)

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Exchange-traded index options are valued at the average of the closing bid and ask quotations as of the close of trading on the Chicago Board Options Exchange (“CBOE”).

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. Option contracts for which the average of the closing bid and ask quotations are not considered to reflect option contract values as of the close of the New York Stock Exchange (“NYSE”) are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. On the last business day of the month, the Fund will fair value index options using the closing rotation values, published by the CBOE. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the NYSE. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

As of March 31, 2015, written options were fair valued at $(339,455) using the closing rotation values published by the CBOE.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At March 31, 2015, the net unrealized appreciation on investments based on a cost of $27,590,320 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$1,307,427
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(790,025)

Net unrealized appreciation	$517,402

At December 31, 2014, the Fund had a short-term capital loss carryforward of $243,981 with no expiration date and a long-term capital loss carryforward of $196,847 with no expiration date. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	A portion of this security has been pledged as collateral for outstanding options.
(c)	All of this security has been pledged as collateral for outstanding options.
(d)	Non-income producing security.
(e)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of March 31, 2015, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

(f)	The Fund’s investment strategy makes use of exchange-traded options. Exchange-traded options are standardized contracts and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced. The Fund writes (sells) index call options. When the Fund writes an index call option, an amount equal to the net premium received (the premium less commission) is recorded as a liability and is subsequently adjusted to the current value until the option expires or the Fund enters into a closing purchase transaction. When an index call option expires or the Fund enters into a closing purchase transaction, the difference between the net premium received and any amount paid at expiration or on effecting a closing purchase transaction, including commission, is treated as a realized gain or, if the net premium received is less than the amount paid, as a realized loss. The Fund, as writer of an index call option, bears the risk of an unfavorable change in the market value of the index underlying the written option.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
REITs	Real Estate Investment Trusts

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2015, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$27,789,234	$—	$—	$27,789,234
Short-Term Investments	—	318,488	—	318,488

Total	$27,789,234	$318,488	$—	$28,107,722

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Written Options*	$—	$(339,455)	$—	$(339,455)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended March 31, 2015, there were no transfers among Levels 1, 2 and 3.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Fund used during the period include written index call options.

The Fund seeks to capture the majority of the returns associated with equity market investments, while exposing investors to less risk than other equity investments. To meet this investment goal, the Fund invests in a broadly diversified portfolio of common stocks, while also writing index call options. Writing index call options can reduce the Fund’s volatility, provide a steady cash flow and be an important source of the Fund’s return, although it also may reduce the Fund’s ability to profit from increases in the value of its equity portfolio. The combination of the diversified stock portfolio and the steady cash flow from writing of index call options is intended to moderate the volatility of returns relative to an all-equity portfolio. During the period ended March 31, 2015, written index call options were used in accordance with this objective.

The following is a summary of derivative instruments for the Fund as of March 31, 2015:

Liabilities	Options written at value
Exchange-traded/cleared liability derivatives Equity contracts	$(339,455)

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Industry Summary at March 31, 2015 (Unaudited)

Oil, Gas & Consumable Fuels	6.5%
Pharmaceuticals	6.3
Banks	6.0
Technology Hardware, Storage & Peripherals	5.0
Media	3.9
Software	3.6
Internet Software & Services	3.3
Biotechnology	3.3
Aerospace & Defense	3.1
IT Services	3.1
Health Care Providers & Services	2.8
Specialty Retail	2.7
Food & Staples Retailing	2.6
Semiconductors & Semiconductor Equipment	2.5
Capital Markets	2.4
Chemicals	2.3
Diversified Telecommunication Services	2.3
Industrial Conglomerates	2.3
Health Care Equipment & Supplies	2.0
Household Products	2.0
Insurance	2.0
Other Investments, less than 2% each	30.1
Short-Term Investments	1.1

Total Investments	101.2
Other assets less liabilities (including open written options)	(1.2)

Net Assets	100.0%

ITEM 2. CONTROLS AND PROCEDURES.

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS

(a)(1)	Certification for the Principal Executive Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.
(a)(2)	Certification for the Principal Financial Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Gateway Trust

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	May 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	May 20, 2015

By:	/s/ Michael C. Kardok
Name:	Michael C. Kardok
Title:	Treasurer
Date:	May 20, 2015